As filed with the Securities and Exchange Commission on August 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: October 31, 2012
Date of reporting period: July 1, 2011 to June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Neuberger Berman Core Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2011 to June 30, 2012 with respect to which the Fund was entitled to vote.

Neuberger Berman Floating Rate Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2011 to June 30, 2012 with respect to which the Fund was entitled to vote.

Neuberger Berman High Income Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2011 to June 30, 2012 with respect to which the Fund was entitled to vote.

Neuberger Berman Municipal Intermediate Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2011 to June 30, 2012 with respect to which the Fund was entitled to vote.

Neuberger Berman Short Duration Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2011 to June 30, 2012 with respect to which the Fund was entitled to vote.

Neuberger Berman Strategic Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2011 to June 30, 2012 with respect to which the Fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date:  August 29, 2012